CRUDE OIL AND NATURAL GAS PROPERTIES - Costs Incurred in Crude Oil and Natural Gas Activities (Details)-Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CRUDE OIL AND NATURAL GAS PROPERTIES
Exploration costs			$ 2,700		$ 10,407
Development costs			585,184	$ 14,993	177,126	$ 532,279
Acquisition of properties:
Proved			3,137,510			202,306
Unproved			342,313	785,630	715,595
Total			4,067,707	800,623	903,128	734,585
Depletion expense	$ 0	$ 396	$ 0	$ 9,898	$ 9,898	$ 714,160